Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of employee benefits [Abstract]
Schedule of Key Sources of Estimation Uncertainty for Defined Benefit Plans

Key sources of estimation uncertainty:	Discount rate applied to future cash flows
Expected lifetime of the schemes’ members
Expected rate of future inflationary increases

Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2025 £m	2024 £m	2023 £m
Charge (credit) to the income statement
Defined benefit pension schemes	(39)	(13)	(80)
Other retirement benefit schemes	2	2	1
Total defined benefit schemes	(37)	(11)	(79)
Defined contribution pension schemes	541	515	414
Total charge to the income statement (note 9)	504	504	335

	2025 £m	2024 £m
Analysis of the defined benefit obligation
Active members	(1,960)	(2,463)
Deferred members	(6,722)	(7,080)
Dependants	(1,486)	(1,429)
Pensioners	(16,403)	(16,146)
At 31 December	(26,571)	(27,118)

	2025 £m	2024 £m
Alternative credit funds	1,138	1,793
Bond and debt funds	276	449
Equity funds	1,644	1,553
Hedge and mutual funds	–	709
Infrastructure funds	1,012	1,059
Liquidity funds	1,702	1,449
Property funds	817	992
Other	28	24
At 31 December	6,617	8,028
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2025%	2024%
Discount rate	5.57	5.55
Rate of inflation:
Retail Price Index (RPI)	2.65	2.97
Consumer Price Index (CPI)	2.13	2.52
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.52	2.69

	Men		Women
	2025 Years	2024 Years	2025 Years	2024 Years
Life expectancy for average member aged 60, on the valuation date	26.5	26.4	28.6	28.5
Life expectancy for average member aged 60, 15 years after the valuation date	27.4	27.3	29.5	29.4

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		Increase (decrease) in the net defined benefit pension scheme surplus
	2025 £m	2024 £m	2025 £m	2024 £m
Inflation (including pension increases)[1]:
Increase of 0.25%	27	28	(455)	(484)
Decrease of 0.25%	(25)	(27)	433	467
Discount rate[2]:
Increase of 0.25%	(46)	(51)	659	718
Decrease of 0.25%	45	49	(700)	(757)
Expected life expectancy of members:
Increase of one year	45	46	(802)	(806)
Decrease of one year	(47)	(47)	827	830
1At 31 December 2025, the assumed rate of RPI inflation is 2.65% and CPI inflation 2.13% (2024: RPI 2.97% and CPI 2.52%).
2At 31 December 2025, the assumed discount rate is 5.57% (2024: 5.55%).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2025 Years	2024 Years
Duration of the defined benefit obligation	11	12
Note 11: Retirement benefit obligations continued
Maturity analysis of benefits expected to be paid:

	2025 £m	2024 £m
Within 12 months	1,816	1,800
Between 1 and 2 years	1,625	1,595
Between 2 and 5 years	5,229	5,134
Between 5 and 10 years	9,294	9,318
Between 10 and 15 years	8,993	9,150
Between 15 and 25 years	15,679	16,316
Between 25 and 35 years	10,382	11,294
Between 35 and 45 years	4,375	5,171
In more than 45 years	906	1,201
Movements in the other retirement benefits obligation:

	2025 £m	2024 £m
At 1 January	(39)	(44)
Actuarial gains	2	4
Insurance premiums paid	2	3
Charge for the year	(2)	(2)
At 31 December	(37)	(39)

Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets

	2025 £m	2024 £m
Amounts recognised in the balance sheet
Retirement benefit assets	2,695	3,028
Retirement benefit obligations	(120)	(122)
Total amounts recognised in the balance sheet	2,575	2,906
The total amounts recognised in the balance sheet relate to:

	2025 £m	2024 £m
Defined benefit pension schemes	2,612	2,945
Other retirement benefit schemes	(37)	(39)
Total amounts recognised in the balance sheet	2,575	2,906
The credit recognised in the income statement for the year ended 31 December comprises:

	2025 £m	2024 £m	2023 £m
Current service cost	64	85	88
Net interest amount	(165)	(166)	(208)
Past service cost – plan amendments	30	35	5
Plan administration costs incurred during the year	32	33	35
Total defined benefit pension credit	(39)	(13)	(80)

	2025			2024
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Debt instruments[1]:
Fixed interest government bonds	6,326	–	6,326	6,985	–	6,985
Index-linked government bonds	15,382	–	15,382	15,550	–	15,550
Corporate and other debt securities	9,771	–	9,771	7,396	–	7,396
Asset-backed securities	3	–	3	–	–	–
	31,482	–	31,482	29,931	–	29,931
Pooled investment vehicles	653	5,964	6,617	686	7,342	8,028
Property	–	132	132	–	130	130
Equity instruments	12	59	71	23	66	89
Money market instruments, cash, derivatives and other assets and liabilities	135	(9,254)	(9,119)	55	(8,170)	(8,115)
At 31 December	32,282	(3,099)	29,183	30,695	(632)	30,063
1Of the total debt instruments, £29,876 million (2024: £27,551 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2025 £m	2024 £m
Amount included in the balance sheet
Present value of funded obligations	(26,571)	(27,118)
Fair value of scheme assets	29,183	30,063
Net amount recognised in the balance sheet	2,612	2,945

	2025 £m	2024 £m
Net amount recognised in the balance sheet
At 1 January	2,945	3,532
Net defined benefit pension credit	39	13
Actuarial gains on defined benefit obligation	412	2,940
Return on plan assets	(934)	(3,712)
Employer contributions	150	172
At 31 December	2,612	2,945

	2025 £m	2024 £m
Changes in the fair value of scheme assets
At 1 January	30,063	33,733
Return on plan assets excluding amounts included in interest income	(934)	(3,712)
Interest income	1,624	1,551
Employer contributions	150	172
Benefits paid	(1,693)	(1,638)
Settlements	(2)	(1)
Administrative costs paid	(32)	(33)
Exchange and other adjustments	7	(9)
At 31 December	29,183	30,063

Schedule of Movements in Defined Benefit Obligation

	2025 £m	2024 £m
Movements in the defined benefit obligation
At 1 January	(27,118)	(30,201)
Current service cost	(64)	(85)
Interest expense	(1,459)	(1,385)
Remeasurements:
Actuarial gains – demographic assumptions	114	109
Actuarial (losses) gains – experience	(427)	94
Actuarial gains – financial assumptions	725	2,737
Benefits paid	1,693	1,638
Past service cost	(30)	(35)
Settlements	2	1
Exchange and other adjustments	(7)	9
At 31 December	(26,571)	(27,118)